Defined benefit plans (Detail 6) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Swiss pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation		15 years 8 months 12 days	14 years 10 months 24 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		$ 1,293	$ 1,232
Benefits expected to be paid between 1 and 3 years		2,630	2,483
Benefits expected to be paid between 3 and 6 years		3,839	3,670
Benefits expected to be paid between 6 and 11 years		6,166	5,761
Benefits expected to be paid between 11 and 16 years		5,646	5,070
Benefits expected to be paid in more than 16 years		$ 18,884	$ 15,517
UK pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation		19 years	20 years 2 months 12 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		$ 114	$ 93
Benefits expected to be paid between 1 and 3 years		232	209
Benefits expected to be paid between 3 and 6 years		406	384
Benefits expected to be paid between 6 and 11 years		744	748
Benefits expected to be paid between 11 and 16 years		758	807
Benefits expected to be paid in more than 16 years		$ 3,206	$ 3,913
US and German pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation	[1]	10 years 2 months 12 days	10 years 1 month 6 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	[1]	$ 122	$ 121
Benefits expected to be paid between 1 and 3 years	[1]	235	228
Benefits expected to be paid between 3 and 6 years	[1]	346	346
Benefits expected to be paid between 6 and 11 years	[1]	532	548
Benefits expected to be paid between 11 and 16 years	[1]	413	455
Benefits expected to be paid in more than 16 years	[1]	$ 541	$ 721
UBS AG | Swiss pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation		16 years 2 months 12 days	15 years 2 months 12 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		$ 710	$ 687
Benefits expected to be paid between 1 and 3 years		1,442	1,383
Benefits expected to be paid between 3 and 6 years		2,100	2,048
Benefits expected to be paid between 6 and 11 years		3,408	3,232
Benefits expected to be paid between 11 and 16 years		3,184	2,899
Benefits expected to be paid in more than 16 years		$ 11,186	$ 9,136
UBS AG | UK pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation		19 years	20 years 2 months 12 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		$ 114	$ 93
Benefits expected to be paid between 1 and 3 years		232	209
Benefits expected to be paid between 3 and 6 years		406	384
Benefits expected to be paid between 6 and 11 years		744	748
Benefits expected to be paid between 11 and 16 years		758	807
Benefits expected to be paid in more than 16 years		$ 3,206	$ 3,913
UBS AG | US and German pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation		10 years 2 months 12 days	10 years 1 month 6 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	[1]	$ 122	$ 121
Benefits expected to be paid between 1 and 3 years	[1]	235	228
Benefits expected to be paid between 3 and 6 years	[1]	346	346
Benefits expected to be paid between 6 and 11 years	[1]	532	548
Benefits expected to be paid between 11 and 16 years	[1]	413	455
Benefits expected to be paid in more than 16 years	[1]	$ 541	$ 721

[1]	The duration of the defined benefit obligation represents a weighted average across US and German plans.